Financial risk management objectives and policies - Schedule of Aging of Trade Receivables (Details) - Credit risk - Carrying value - CAD ($) $ in Millions	Mar. 30, 2025	Mar. 31, 2024
Trade And Other Current Receivables [Line Items]
Trade accounts receivable	$ 68.6	$ 57.1
Credit card receivables	4.5	3.7
Other receivables	12.2	12.3
Current receivables	85.3	73.1
Current
Trade And Other Current Receivables [Line Items]
Trade accounts receivable	40.6	33.5
Credit card receivables	4.5	3.7
Other receivables	9.6	11.8
Current receivables	54.7	49.0
Less than 30 days
Trade And Other Current Receivables [Line Items]
Trade accounts receivable	9.2	10.0
Credit card receivables	0.0	0.0
Other receivables	0.6	0.3
Current receivables	9.8	10.3
31-60 days
Trade And Other Current Receivables [Line Items]
Trade accounts receivable	5.2	5.1
Credit card receivables	0.0	0.0
Other receivables	0.0	0.0
Current receivables	5.2	5.1
> 61 days
Trade And Other Current Receivables [Line Items]
Trade accounts receivable	13.6	8.5
Credit card receivables	0.0	0.0
Other receivables	2.0	0.2
Current receivables	$ 15.6	$ 8.7